UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-21036

          BlackRock Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:      888-825-2257

Date of fiscal year end:      August 31, 2007
Date of reporting period:      November 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
NOVEMBER 30, 2006
BlackRock Municipal Bond Trust (BBK)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		LONG-TERM INVESTMENTS—148.4%
		Alabama—6.0%
		Birmingham, Spl. Care Fac. Fin. Auth. RB, Ascension Hlth. Proj.,
AA	$ 815	Ser. C-2, 5.00%, 11/15/36	11/16 @ 100	$864,878
AA	815	Ser. C-2, 5.00%, 11/15/39	11/16 @ 100	862,906
AAA	470	Birmingham Wtr. Wks. & Swr. Brd., Wtr. Util. Impvt. RB, Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	475,579
A2	7,500	Huntsville Hlth. Care Auth., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.75%, 6/01/31	06/11 @ 101	8,066,550
				10,269,913
		Arizona—0.7%
		San. Luis Fac. Dev. Corp., Correction Fac. Impvts. Misc. RB, Regl. Detention Ctr. Proj.,
NR	300	6.25%, 5/01/15	05/10 @ 107	302,361
NR	300	7.00%, 5/01/20	05/10 @ 107	303,669
NR	600	7.25%, 5/01/27	05/10 @ 107	614,388
				1,220,418
		California—4.0%
A+	1,800	California GO, 5.00%, 6/01/34	12/14 @ 100	1,909,062
		Cnty. Tobacco Sec. Agcy., Pub. Impvts. Tobacco Settlement Funded RB,
BBB-	850	Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	87,304
BB	4,500	Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.9	213,435
NR	5,750	Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	190,555
AA-	2,660	Univ. of California, Coll. & Univ. RB, Ser. B, 4.75%, 5/15/38	05/13 @ 101	2,751,078
NR	1,585	Val Verde Unified Sch. Dist. ST, 6.25%, 10/01/28	10/13 @ 102	1,686,551
				6,837,985
		Colorado—0.8%
AAA	635	City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	677,475
Baa2	635	Park Creek Met. Dist., Ppty. Tax Misc. RB, 5.50%, 12/01/37	12/15 @ 101	678,098
				1,355,573
		District of Columbia—11.0%
AAA	33,450	Coll. & Univ. Impvts. RB, Georgetown Univ. Proj., Ser. A, Zero Coupon, 4/01/38, MBIA	04/11 @ 20.243	5,645,022
AAA	6,000	Econ. Impvts. TA, Gallary Place Proj., 5.40%, 7/01/31, FSA	07/12 @ 100	6,446,400
A	595	Misc. RB, Friendship Pub. Charter Sch. Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	626,244
BBB	5,580	Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.75%, 5/15/40	05/11 @ 101	6,139,562
				18,857,228
		Florida—19.5%
AAA	1,845	Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	1,918,892
BBB+	1,535	Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.00%, 6/01/38	06/16 @ 100	1,589,017
AAA	770	JEA, Wtr. Util. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	789,042
BB+	6,200	Martin Cnty. Indl. Dev. Auth., Ind. RB, Indiantown Cogeneration Proj., Ser. A, 7.875%,
		12/15/25, AMT	01/07 @ 100	6,207,688
BB+	2,810	Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med.
		Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	3,259,516
A+	10,000	Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Adventist Hlth.
		Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	10,932,700
AAA	7,255	Palm Beach Cnty. Hsg. Fin. Auth., Local Multi-Fam. RB, Indian Trace Assoc. Ltd. Proj.,
		Ser. A, 5.625%, 1/01/44, FSA, AMT	01/12 @ 100	7,521,911
NR	990	Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. A, 7.10%, 5/01/35	05/14 @ 100	1,084,119
				33,302,885
		Georgia—3.9%
		City of Atlanta,
AAA	1,250	Port, Arpt. & Marina Impvts. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	1,326,725
AAA	5,000	Wtr. Util. Impvts. RB, 5.00%, 11/01/37, FSA	11/14 @ 100	5,325,900
				6,652,625
		Illinois—22.6%
NR	1,150[3]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,191,411

BlackRock Municipal Bond Trust (BBK) (continued)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		Illinois—(cont'd)
		City of Chicago, Ad Valorem Ppty. Tax GO,
AAA	$ 4,285[4]	5.50%, 1/01/11, MBIA	N/A	$4,637,184
AAA	1,540	5.50%, 1/01/38, MBIA	01/11 @ 101	1,653,791
AAA	55[4]	Ser. A, 5.50%, 1/01/11, MBIA	N/A	59,520
BBB	6,000	Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Edl. Advancement Fund, Inc. Proj., 6.25%,
		5/01/34	05/07 @ 100	6,062,460
		Fin. Auth.,
BB+	420	Hlth., Hosp., & Nursing Homes RB, Evangelical Ret. Homes Proj., Ser. A, 5.625%,
		2/15/37	02/15 @ 100	434,032
BBB	1,065	Univ. & Coll. Impvts. RB, Edl. Advancement Fd., Inc. Proj., Ser. B, 5.00%, 5/01/25	11/16 @ 100	1,108,921
BBB	850	Univ. & Coll. Impvts. RB, Edl. Advancement Fd., Inc. Proj., Ser. B, 5.00%, 5/01/30	11/16 @ 100	880,235
Baa2	525	Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	544,173
Baa3	425	Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	440,517
A	6,000	Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Lake Forest Hosp. Proj., Ser. A,
		5.75%, 7/01/29	07/12 @ 100	6,495,780
		Met. Pier & Exposition Auth., Pub. Impvts. Sales Tax RB, Cap. Apprec. McCormick Proj.,
AAA	10,000	Ser. A, Zero Coupon, 6/15/35, MBIA	No Opt. Call	2,936,200
AAA	10,000	Ser. A, Zero Coupon, 12/15/36, MBIA	No Opt. Call	2,753,100
AAA	10,000	Ser. A, Zero Coupon, 12/15/37, MBIA	No Opt. Call	2,629,400
AAA	2,535	Mun. Elec. Agcy., Elec., Pwr. & Lt. Impvts. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	2,563,367
AAA	23,065	Vlg. of Bolingbrook, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, Zero Coupon,
		1/01/36, FGIC	01/12 @ 23.018	4,301,622
				38,691,713
		Indiana—2.3%
Aa2	1,955	Multi-Fam. Hsg. Pass-Thru Certs., Local Hsg. RB, Canterbury House Apts. Bloom Proj.,
		Ser. 1, 5.90%, 12/01/34, AMT	12/11 @ 100	2,028,528
AAA	1,950	Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	1,974,609
				4,003,137
		Kansas—3.1%
A-	5,000	Wichita Arpt. Auth., Port, Arpt. & Marina Impvts. RB, The Cessna Aircraft Co. Proj., Ser.
		A, 6.25%, 6/15/32, AMT	06/12 @ 101	5,368,000
		Maryland—3.3%
NR	1,250	City of Baltimore, Pub. Impvt. TA, Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,373,400
NR	3,000	Frederick Cnty. Pub. Impvt. ST, Urbana Cmnty. Dev. Auth. Proj., Ser. B, 6.25%, 7/01/30	07/07 @ 102	3,091,530
BBB+	1,040	Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Medstar Hlth., Inc.
		Proj., 5.50%, 8/15/33	08/14 @ 100	1,121,078
				5,586,008
		Massachusetts—0.9%
AA	1,450	Wtr. Res. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	1,550,847
		Michigan—0.7%
A1	1,065	Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Hlth. Alliance Plan Proj., Ser. A,
		5.25%, 11/15/46	11/16 @ 100	1,140,711
		Multi-State—7.2%
Baa1	10,500[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	12,235,755
		Nebraska—1.1%
AA	1,760	Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.75%, 2/01/44	02/14 @ 100	1,807,221
		Nevada—2.9%
A+	1,325	Cnty. of Clark, Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/29	05/16 @ 100	1,399,597
NR	1,395	Las Vegas Spec. Dist. No. 809, Pub. Impvts. SA, Summerlin Area Proj., 5.65%, 6/01/23	06/07 @ 103	1,448,275
AAA	2,000	Truckee Meadows Wtr. Auth., Wtr. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	2,091,100
				4,938,972
		New Jersey—9.7%
		Econ. Dev. Auth.,
BBB	1,500	Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.50%, 6/15/31	06/14 @ 100	1,605,195
BBB-	1,500	Hlth., Hosp. & Nursing Home RB, Marcus L. Ward Home Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	1,647,285
B	3,000	Port, Arpt. & Marina Impvts. RB, Continental Airlines, Inc. Proj., 7.20%, 11/15/30, AMT	11/10 @ 101	3,220,440
Baa3	7,500	SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	9,243,075

BlackRock Municipal Bond Trust (BBK) (continued)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		New Jersey—(cont’d)
NR	$ 915	Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Assoc.
		LLC Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	$950,429
				16,666,424
		New York—13.7%
NR	455	Albany Indl. Dev. Agcy., Sch. Impvts. Lease Appreciation RB, New Covenant Charter Sch.
		Proj. Ser. A, 7.00%, 5/01/35	05/15 @ 102	455,296
AAA	1,330	Env. Facs. Corp., Swr. Impvts. Misc. RB, New York City Mun. Wtr. Proj., Ser. B, 5.00%,
		6/15/31	06/12 @ 100	1,398,867
AA-	8,285	Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Group, Inc. Proj., 5.25%,
		10/01/35	No Opt. Call	9,855,836
AAA	1,760	Met. Transp. Auth., Misc. RB, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	1,856,272
B	8,100	New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc.
		Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	9,809,505
				23,375,776
		North Carolina—1.8%
NR	2,945	Gaston Cnty. Indl. Facs. & Poll. Control Fin. Auth., Indl. Impvts. PCRB, 5.75%, 8/01/35,
		AMT	08/15 @ 100	3,170,292
		Ohio—2.6%
AAA	4,220	Air Qual. Dev. Auth., Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34,
		FGIC	07/15 @ 100	4,394,624
		Oklahoma—1.2%
B	1,725	Tulsa Mun. Arpt. Trust Trustees, Port, Arpt. & Marina RB, AMR Corp. Proj., Ser. A,
		7.75%, 6/01/35, AMT	No Opt. Call	1,996,291
		Oregon—0.3%
Aa2	550	Multi-Fam. Hsg. Pass-Thru Certs., Local Housing RB, Pacific Tower Apts. Proj., Ser. 6,
		6.05%, 11/01/34, AMT	12/11 @ 100	568,991
		Pennsylvania—2.5%
BB-	3,870	Econ. Dev. Fin. Auth., Elec., Pwr. & Lt. RB, Reliant Energy, Inc. Proj., Ser. A, 6.75%,
		12/01/36, AMT	06/11 @ 103	4,203,517
		Puerto Rico—1.6%
BBB	2,650	Comnwlth., Ad Valorem Ppty. Tax GO, Ser. B, 5.00%, 7/01/35	07/16 @ 100	2,811,491
		South Carolina—0.7%
		Jobs Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Proj.,
BBB+	890[4]	Ser. C, 7.00%, 8/01/13	N/A	1,063,283
BBB+	110[4]	Ser. C, 7.00%, 8/01/13	N/A	130,701
				1,193,984
		Texas—16.8%
AAA	940	Dallas Area Rapid Trans., Sales Tax RB, 5.00%, 12/01/31, AMBAC	12/11 @ 100	980,937
AAA	11,690	Harris Cnty. Houston Sports Auth., Hotel Occupancy Tax RB, Ser. G, Zero Coupon,
		11/15/41, MBIA	11/31 @ 53.779	2,021,084
AAA	605	Lower Colorado River Auth., Misc. RB, Ser. A, 5.00%, 5/15/31, MBIA	05/13 @ 100	638,069
AAA	430	Montgomery Cnty. Mun. Util. Dist. No. 46, Hwy. Impvts. Tolls, Pub. Impvts. Ad Valorem
		Ppty. Tax GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	443,274
Aa2	2,805	Multi-Fam. Hsg. Pass-Thru Certs., Local Hsg. RB, Copperwood Ranch Apts. Proj., Ser. 9,
		5.95%, 11/01/35, AMT	12/11 @ 100	2,921,548
		Tpke. Auth., Hwy. Impvts. Tolls RB,
AAA	60,000	Zero Coupon, 8/15/35, AMBAC	08/12 @ 25.665	12,045,600
AAA	2,115	Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	2,225,170
BBB+	6,840	Tyler Hlth. Facs. Dev. Corp., Hlth., Hosp. & Nursing Home RB, Mother Frances Regl.
		Hosp. Proj., 6.00%, 7/01/31	07/12 @ 100	7,376,530
				28,652,212
		Washington—1.9%
AAA	905	Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	970,495
AAA	2,220	Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Sys. Proj., Ser.
		A, 4.625%, 10/01/34, FGIC	10/16 @ 100	2,261,714
				3,232,209

BlackRock Municipal Bond Trust (BBK) (continued)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		West Virginia—0.3%
AAA	$ 520	Econ. Dev. Auth., Correctional Fac. Impvts Lease RB, Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	$552,724
		Wisconsin—5.3%
		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
A-	1,350	Aurora Hlth. Care, Inc. Proj., 6.40%, 4/15/33	04/13 @ 100	1,521,274
A-	7,000	Wheaton Franciscan Svcs. Proj., 5.75%, 8/15/30	02/12 @ 101	7,545,090
				9,066,364
		Total Long-Term Investments (cost $229,244,382)		253,703,890
		SHORT-TERM INVESTMENTS—3.3%
		Nebraska—1.8%
A-1+	2,949[5]	American Pub. Energy Agcy., Nat. Gas Util. Impvts. RB, Ser. A, 3.49%, 12/07/06, FRWD	N/A	2,949,000
	Shares
	(000)
		Money Market Fund—1.5%
NR	2,550	AIM Tax Free Cash Reserve Portfolio - Institutional Class (cost $2,550,000)	N/A	2,550,000
		Total Short-Term Investments (cost $5,499,000)		$5,499,000
		Total Investments —151.7% (cost $234,743,3826)		$259,202,890
		Other assets in excess of liabilities —1.3%		2,288,095
		Preferred shares at redemption value, including dividends payable —(53.0)%		(90,536,353)
		Net Assets Applicable to Common Shareholders—100%		$170,954,632

__________
[1]	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2006, the Trust held 7.9% of its net assets, with a current market value of $13,427,166, in securities restricted as to resale.

[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of November 30, 2006.

[6]	Cost for federal income tax purposes is $234,745,603. The net unrealized appreciation on a tax basis is $24,457,287, consisting of $24,524,271 gross unrealized appreciation and $66,984 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Assoc.
AMBAC	—	American Municipal Bond Assurance Corp.	PCRB	—	Pollution Control Revenue Bond
AMT	—	Subject to Alternative Minimum Tax	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	SA	—	Special Assessment
FRWD	—	Floating Rate Weekly Demand	ST	—	Special Tax
FSA	—	Financial Security Assurance	TA	—	Tax Allocation
GO	—	General Obligation	XLCA	—	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock Municipal Bond Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007